Segment and Revenue Information (Details) - Schedule of Operating Segments and a Reconciliation of the Total Segment - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue
Revenue	$ 17,260	$ 12,664
Segment adjusted EBITDA
Segment adjusted EBITDA	7,870	2,292
Non-attributable corporate costs	(1,315)	(1,123)
Depreciation, amortization and impairment of intangible assets	(334)	(3,002)
Impairment of goodwill		(6,311)
Share-based payments	(956)	(599)
Finance income (expense), net	(3,345)	116
Profit (loss) before income tax	1,920	(8,627)
Enterprise internet access [Member] | Operating segments [member]
Revenue
Revenue	16,751	8,428
Enterprise internet access [Member] | Reconciliation total segment adjusted EBITDA [Member]
Segment adjusted EBITDA
Segment adjusted EBITDA	7,610	2,219
Consumer internet access [Member] | Operating segments [member]
Revenue
Revenue	509	4,236
Consumer internet access [Member] | Reconciliation total segment adjusted EBITDA [Member]
Segment adjusted EBITDA
Segment adjusted EBITDA	$ 260	$ 73